Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred federal and state:
Total deferred federal and state	$ (90,897)	$ 47,564	$ 46,235
Deferred ITC, net	(19)	(52)	(52)
Total deferred income tax expense (benefit)	(90,916)	47,512	46,183
Property-related items
Deferred federal and state:
Total deferred federal and state	41,191	35,072	50,504
Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	76,306	73,613	(5,726)
Employee benefits
Deferred federal and state:
Total deferred federal and state	12,223	(1,484)	459
Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(15,482)	(10,101)	(9,885)
Deferred payroll taxes
Deferred federal and state:
Total deferred federal and state	(6,344)	(6,344)	(9,055)
Deferred revenue
Deferred federal and state:
Total deferred federal and state	5,751	6,021	588
Net operating loss
Deferred federal and state:
Total deferred federal and state	(120,704)	(64,981)	2,331
Goodwill impairment
Deferred federal and state:
Total deferred federal and state	(105,507)	0	0
Alternative minimum tax
Deferred federal and state:
Total deferred federal and state	0	0	4,409
All other deferred
Deferred federal and state:
Total deferred federal and state	21,669	15,768	12,610
Southwest Gas Corporation
Deferred federal and state:
Total deferred federal and state	22,833	39,589	40,664
Deferred ITC, net	(19)	(52)	(52)
Total deferred income tax expense (benefit)	22,814	39,537	40,612
Southwest Gas Corporation | Property-related items
Deferred federal and state:
Total deferred federal and state	29,633	23,077	36,029
Southwest Gas Corporation | Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	76,306	73,613	(5,726)
Southwest Gas Corporation | Employee benefits
Deferred federal and state:
Total deferred federal and state	5,332	5,508	11,437
Southwest Gas Corporation | Regulatory adjustments
Deferred federal and state:
Total deferred federal and state	(15,482)	(10,101)	(9,885)
Southwest Gas Corporation | Deferred payroll taxes
Deferred federal and state:
Total deferred federal and state	(892)	(892)	(1,810)
Southwest Gas Corporation | Net operating loss
Deferred federal and state:
Total deferred federal and state	(76,080)	(59,119)	0
Southwest Gas Corporation | Alternative minimum tax
Deferred federal and state:
Total deferred federal and state	0	0	4,409
Southwest Gas Corporation | All other deferred
Deferred federal and state:
Total deferred federal and state	$ 4,016	$ 7,503	$ 6,210